GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales)(Details) (Sales [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	100.00%	100.00%	100.00%
Taiwan, R.O.C. [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	45.00%	52.00%	52.00%
USA [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	26.00%	15.00%	23.00%
Korea [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	11.00%	6.00%	9.00%
Singapore [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	3.00%	5.00%	6.00%
China [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	4.00%	6.00%	3.00%
Europe [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	9.00%	13.00%	6.00%
Other [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	2.00%	3.00%	1.00%